Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
Net loss before income taxes, Amount		$ (8,692,909)	$ (6,775,419)	$ (5,162,454)
Income tax expenses attributable to net income at Singapore statutory rate, Amount	[1]	$ (1,477,795)	$ (1,151,821)	$ (877,617)
Income tax expenses attributable to net income at Singapore statutory rate, Percentage	[1]	(17.00%)	(17.00%)	(17.00%)
Effect of different tax rates, Amount		$ (175,099)	$ (76,503)	$ 51,540
Effect of different tax rates, Percentage		(2.00%)	(1.10%)	1.00%
Non-deductible expenses, Amount		$ 281,727	$ 304,136	$ 302,956
Non-deductible expenses, Percentage		3.20%	4.50%	5.90%
Unrecognized deferred tax asset, Amount		$ 1,371,167	$ 924,188	$ 523,121
Unrecognized deferred tax asset, Percentage		15.80%	13.60%	10.10%
Total tax provision, Amount
Total tax provision, Percentage

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.